EQUITY BASED COMPENSATION - Restricted stock (Details4) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Grant Date Fair Value
Compensation expense					$ 0.3	$ 0.7
Restricted Stock
Restricted stock
Granted (in shares)			41,117
Forfeited			(10,757)
Ending balance (in shares)	30,360		30,360
Grant Date Fair Value
Granted (in dollars per share)			$ 19.91
Forfeited			20.00
Ending balance (in dollars per share)	$ 19.88		$ 19.88
Compensation expense	$ 0.6	$ 0.0	$ 1.8	$ 0.3